Insurance (Details Textuals 3) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Insurance [Abstract]
Issued funding agreements to certain SPEs	$ 39.9	$ 34.1	$ 28.6
Repaid funding agreements to certain SPEs	41.6	30.9	32.0
Outstanding funding agreements to certain SPEs	$ 25.5	$ 27.2